Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

Diluted EPS reflects the potential dilution that would occur if securities or other contracts to issue common stock were exercised or converted into common stock.

	Three Months Ended March 31,
	2013	2012
	(in thousands, except per share data)

Income (loss) from continuing operations(a)	$36,438	$4,387
Discontinued operations	(341)	(5,427)

Net income (loss) attributable to Harvest	$36,097	$(1,040)

Weighted average common shares outstanding	39,444	34,884
Effect of dilutive securities	191	2,774

Weighted average common shares, diluted	39,635	37,658

Basic Earnings (Loss) Per Share:
Income (loss) from continuing operations	$0.93	$0.13
Income (loss) from discontinued operations	(0.01)	(0.16)

Basic earnings (loss) per share	$0.92	$(0.03)

Diluted Earnings (Loss) Per Share:
Income (loss) from continuing operations	$0.92	$0.12
Income (loss) from discontinued operations	(0.01)	(0.14)

Diluted earnings (loss) per share	$0.91	$(0.02)

(a)	Net of net income attributable to noncontrolling interest.

Basic earnings per common share (“EPS”) are computed by dividing income available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that would occur if securities or other contracts to issue common stock were exercised or converted into common stock.

	2012	2011	2010
		(RESTATED- SEE NOTE 3)	(RESTATED- SEE NOTE 3)
	(in thousands, except per share amounts)

Income (loss) from continuing operations(a)	$2,199	$(30,285)	$12,615
Income (loss) from discontinued operations	(14,410)	86,245	1,760

Net income (loss) attributable to Harvest	$(12,211)	$55,960	$14,375

Weighted average common shares outstanding	37,424	34,117	33,541
Effect of dilutive securities	167	—	3,226

Weighted average common shares, diluted	37,591	34,117	36,767

Basic Earnings (Loss) Per Share:
Income (loss) from continuing operations	$0.06	$(0.89)	$0.38
Income (loss) from discontinued operations	(0.39)	2.53	0.05

Basic earnings (loss) per share	$(0.33)	$1.64	$0.43

Diluted Earnings (Loss) Per Share:
Income (loss) from continuing operations	$0.06	$(0.89)	$0.34
Income (loss) from discontinued operations	(0.39)	2.53	0.05

Diluted earnings (loss) per share	$(0.33)	$1.64	$0.39

(a)	Includes net income attributable to noncontrolling interest.